Condensed Consolidated Statements of Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Premiums	$ 5,091	$ 5,653	$ 4,341
Policy fees	2,914	3,005	2,874
Total net investment income	9,576	11,672	10,516
Total net realized gains (losses)	6,091	1,752	(3,741)
Advisory fee income	475	597	553
Other income	550	578	519
Total revenues	24,697	23,257	15,062
Benefits and expenses:
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	6,720	7,387	6,602
Change in the fair value of market risk benefits, net	(958)	(447)	0
Interest credited to policyholder account balances	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	1,020	951	543
Non-deferrable insurance commissions	568	623	604
Advisory fee expenses	266	322	316
General operating expenses	2,323	2,104	2,027
Interest expense	534	389	490
(Gain) loss on extinguishment of debt	0	219	10
Net (gain) loss on divestitures	1	(3,081)	0
Total benefits and expenses	14,206	12,003	14,211
Income (loss) before income tax expense (benefit)	10,491	11,254	851
Income tax expense (benefit):
Current	878	1,946	1,724
Deferred	1,134	136	(1,739)
Income tax expense (benefit)	2,012	2,082	(15)
Net income (loss)	8,479	9,172	866
Less:
Net income (loss) attributable to noncontrolling interests	320	929	224
Net income (loss) attributable to Corebridge	$ 8,159	$ 8,243	$ 642
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)	$ 12.63
Diluted (in dollars per share)	$ 12.60
Weighted averages shares outstanding:
Basic (in shares)	646,100,000
Diluted (in shares)	647,400,000
Common Stock Class A
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)		$ 13.18	$ 1.00
Diluted (in dollars per share)		$ 13.18	$ 1.00
Weighted averages shares outstanding:
Basic (in shares)		581,100,000	581,100,000
Diluted (in shares)		581,100,000	581,100,000
Common Stock Class B
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)		$ 9.14	$ 1.00
Diluted (in dollars per share)		$ 9.14	$ 1.00
Weighted averages shares outstanding:
Basic (in shares)		63,900,000	63,900,000
Diluted (in shares)		63,900,000	63,900,000
Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	$ 8,685	$ 9,897	$ 9,089
Total net realized gains (losses)	141	1,515	(765)
Fortitude Re funds withheld assets
Revenues:
Total net investment income	891	1,775	1,427
Total net realized gains (losses)	(397)	924	1,002
Benefits and expenses:
Net (gain) loss on divestitures	0	(26)	91
Fortitude Re funds withheld embedded derivative
Revenues:
Total net realized gains (losses)	$ 6,347	$ (687)	$ (3,978)